Fair Value Measurements - Summary of Changes in the Fair Value of the GEM Warrants Liability (Details) - GEM Warrants Liability [Member] - Fair Value, Inputs, Level 2 [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value Measurements (Details) [Line Items]
Balance at December 31, 2022	$ 0
Issuance of GEM warrants	2,448,000
Change in fair value	(1,807,000)
Balance at December 31, 2023	$ 641,000